PW HEALTH SCIENCES FUND, L.L.C.

                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                           PERIOD FROM AUGUST 1, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                         PW HEALTH SCIENCES FUND, L.L.C.

                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                           PERIOD FROM AUGUST 1, 2000
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2000

                                    CONTENTS

Report of Independent Auditors.................................................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statement of Changes in Members' Capital - Net Assets..........................4

Notes to Financial Statements..................................................5

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of PW Health Sciences Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Health Sciences Fund, L.L.C. as of December 31, 2000, and the related statements of operations and changes in members' capital - net assets for the period from August 1, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the general partners of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Health Sciences Fund, L.L.C. at December 31, 2000, and the results of its operations and changes in its members' capital - net assets for the period from August 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
New York, New York
February 15, 2001

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (Cost $123,600,000)                 $139,206,893
Cash and cash equivalents                                             1,362,748
Interest receivable                                                       7,097
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        140,576,738
--------------------------------------------------------------------------------

LIABILITIES

Payables:
Management fee                                                          109,799
Professional fees                                                        52,500
Administration expense                                                   28,868
Miscellaneous fees                                                       13,868
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       205,035
--------------------------------------------------------------------------------

NET ASSETS                                                          140,371,703
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                               125,543,514
Accumulated net investment loss                                        (778,704)
Accumulated net unrealized appreciation on investments               15,606,893
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                                $140,371,703
--------------------------------------------------------------------------------

        The accompanying notes are an integral part of these statements.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                 PERIOD FROM AUGUST 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $    20,016
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  20,016
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                          415,924
Organization costs                                                      250,000
Administration expense                                                   55,203
Professional fees                                                        52,500
Miscellaneous                                                            25,093
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                798,720
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (778,704)
--------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation from investments               15,606,893
--------------------------------------------------------------------------------

NET UNREALIZED GAIN FROM INVESTMENTS                                 15,606,893
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                               $14,828,189
--------------------------------------------------------------------------------

        The accompanying notes are an integral part of these statements.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                 PERIOD FROM AUGUST 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                                $   (778,704)
Change in net unrealized appreciation from investments               15,606,893
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
                DERIVED FROM OPERATIONS                              14,828,189
--------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Members' subscriptions                                124,543,514

Proceeds from Manager subscriptions                                   1,000,000

--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
                FROM CAPITAL TRANSACTIONS                           125,543,514
--------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                      --
--------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                  $140,371,703
--------------------------------------------------------------------------------


        The accompanying notes are an integral part of these statements.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Health Sciences Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on April 28, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of specialized portfolio managers that emphasize investments in the health sciences sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), which the Fund invests as a limited partner along with other investors. Operations of the Fund commenced on August 1, 2000.

         The Managing Member of the Fund is PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company. The Manager's capital account balance at December 31, 2000 was $1,221,896. The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any application for interests in the Fund. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that twice in each year, near mid-year and year-end, to recommend the making of an offer to repurchase interests effective December 2001. Members can only transfer or assign their membership interests with the approval of the Manager, which may be withheld in its sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         A.   PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

         B.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Funds net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION,  RELATED PARTY  TRANSACTIONS  AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to its affiliates.

         PaineWebber Incorporated ("PWI", a wholly owned subsidiary of UBS Americas, Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded for the period ended December 31, 2000 because a twelve month period had not lapsed for any individual Member.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended December 31, 2000 were $10,500.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates and reimbursement for out of pocket expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases of Investment Funds for the period ended December 31, 2000, amounted to $123,600,000.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $15,606,893.

     5.  INVESTMENTS

         As of December 31, 2000, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2000.

                  INVESTMENT OBJECTIVE            COST             FAIR VALUE
                  --------------------            ----            ------------
                    Long/Short Equity         $123,600,000        $139,206,893

         The following table lists the Fund's investments in Investment Funds as of December 31, 2000. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of one year from initial investment.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     5.  INVESTMENTS (CONTINUED)


                                                           Total                             % of
Investment Fund:                            Cost          Revenues       Fair Value      Fund's Capital      Liquidity

Caduceus Capital II, LP                 $28,000,000      $ 2,064,001     $ 30,064,001        21.42%          Quarterly
Galleon Healthcare Partners, LP          31,800,000        2,540,204       34,340,204        24.46           Monthly
Merlin Biomed II, LP                      4,000,000          982,300        4,982,300         3.55           Quarterly
Merlin Biomed, LP                        17,000,000          280,200       17,280,200        12.31           Quarterly
North River Partners, LP                 12,000,000        2,036,102       14,036,102        10.00           Monthly
Pequot Healthcare Fund, LP               30,800,000        7,704,086       38,504,086        27.43           Annually
                                       ------------      -----------     ------------       ------
Total                                  $123,600,000      $15,606,893     $139,206,893        99.17

Other Assets, less Liabilities                                              1,164,810         0.83
                                                                         ------------       ------
Members' Capital - Net Assets                                             140,371,703       100.00

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                           PERIOD FROM AUGUST 1,
                                                             2000 (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                           ---------------------

         Ratio of net investment loss to average net assets       -1.77%*
         Ratio of operating expenses to average net assets         1.82%*
         Total return                                             20.61%**

         *  Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.